Fair value measurements - Assets measured at fair value on a nonrecurring basis (Details) - Fair value, nonrecurring ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Long term investments
Fair value measurements
Fair value of investments	¥ 4	$ 1	¥ 172	$ 27
Non-observable input (Level 3) | Measurement input, revenue multiple | Minimum
Fair value measurements
Long term investments, measurement input	1.3	1.3	2.5	2.5
Discount rate	1.3	1.3	2.5	2.5
Non-observable input (Level 3) | Measurement input, revenue multiple | Maximum
Fair value measurements
Long term investments, measurement input	2.1	2.1	3.8	3.8
Discount rate	2.1	2.1	3.8	3.8
Non-observable input (Level 3) | Discount for lack of marketability
Fair value measurements
Long term investments, measurement input	0.30	0.30
Discount rate	0.30	0.30
Non-observable input (Level 3) | Discount for lack of marketability | Minimum
Fair value measurements
Long term investments, measurement input			0.30	0.30
Discount rate			0.30	0.30
Non-observable input (Level 3) | Discount for lack of marketability | Maximum
Fair value measurements
Long term investments, measurement input			0.33	0.33
Discount rate			0.33	0.33